Trade and other receivables - Summary of trade and other receivables reported in balance sheet net of allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Prepayments and accrued income	£ 369	£ 342
Net trade and other receivables per balance sheet	4,090	3,886
Gross carrying amount | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	3,128	2,900
Gross carrying amount | Loans and other receivables
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	667	717
Accumulated impairment
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	(74)	(73)	£ (98)
Accumulated impairment | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	(46)	(45)	(70)
Accumulated impairment | Loans and other receivables
Disclosure Of Trade And Other Receivables [Line Items]
Financial assets	£ (28)	£ (28)	£ (28)